Business Developments (Narrative) (Detail) - JPY (¥) ¥ in Millions								12 Months Ended
	Oct. 02, 2017	May 15, 2017	Oct. 04, 2016	Oct. 03, 2016	Sep. 12, 2016	Apr. 30, 2016	Apr. 01, 2016	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2016
Business Developments [Line Items]
Goodwill								¥ 450,143	¥ 435,553	¥ 392,101	¥ 454,375
Liability recognized in Other liabilities								6,755,165	7,794,424
Reduction in Noncontrolling interests								(779,176)	(728,189)
Reduction in Capital surplus								(5,956,644)	(5,820,198)
Increase in Accumulated other comprehensive income, net of taxes								2,281,423	¥ 2,514,742	¥ 1,480,693
BTMU's Acquisition of Security Bank Corporation's Shares [Member]
Business Developments [Line Items]
Approximate percentage of aggregated equity interest after acquisition							20.00%
Amount of equity interest for acquisition							¥ 91,993
MUTB's Acquisition of Capital Analytics II LLC [Member]
Business Developments [Line Items]
Percentage of ownership acquired						100.00%
Business acquisition in cash						¥ 4,494
Goodwill						2,858
Amount of intangible assets, other than goodwill, recorded on acquisitions						¥ 1,388
Amount of measurement period adjustment for goodwill applied to the acquisition date fair value								¥ (115)
Krungsri's Acquisition of Hattha Kaksekar Limited [Member]
Business Developments [Line Items]
Percentage of ownership acquired					100.00%
Business acquisition in cash					¥ 15,703
Goodwill					8,280
Amount of intangible assets, other than goodwill, recorded on acquisitions					¥ 476
MUFG's Acquisition of Hitachi Capital Corporation's Shares [Member]
Business Developments [Line Items]
Approximate percentage of aggregated equity interest after acquisition				23.00%
Amount of equity interest for acquisition				¥ 91,877
MUTB's Acquisition of Rydex Fund Services, LLC [Member]
Business Developments [Line Items]
Percentage of ownership acquired			100.00%
Business acquisition in cash			¥ 17,431
Goodwill			5,232
Amount of intangible assets, other than goodwill, recorded on acquisitions			¥ 11,507
Mitsubishi UFJ NICOS Becomes a Wholly-Owned Subsidiary [Member]
Business Developments [Line Items]
Percentage of ownership acquired		15.02%
Amount of equity interest for acquisition		¥ 50,000
Liability recognized in Other liabilities		50,000
Reduction in Noncontrolling interests		15,390
Reduction in Capital surplus		34,751
Increase in Accumulated other comprehensive income, net of taxes		¥ 141
Mitsubishi UFJ NICOS Becomes a Wholly-Owned Subsidiary [Member] | Subsequent Event [Member]
Business Developments [Line Items]
Business acquisition in cash	¥ 50,000